(Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Components of the numerator for the calculation of basic and diluted EPS
Net loss attributable to Golar LNG Limited stockholders - basic and diluted	$ (259,881)	$ (154,423)
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic and diluted (in shares)	94,495	100,802
Losses per share
Basic and diluted (in USD per share)	$ (2.75)	$ (1.53)